CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 20,817	¥ 134,841	¥ 405,363	¥ 156,567
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	7,157	46,361	¥ 39,117	¥ 201,248
Allowance for bad debts	2,865	18,557
Advances to a supplier write off	3,039	19,688
Inventory write-down	3,171	20,544	¥ 6,465	¥ 3,264
Depreciation and amortization expenses	4,620	29,925	18,659	8,219
Deferred tax income/ (benefit)	1,215	7,873	6,528	(4,716)
Foreign exchange (gain)/ loss	12,053	78,101	¥ (185)	¥ 359
Interest income of loans receivable	1,103	7,145
Call option write-down	2,470	16,000
Disposal of property, equipment and software	217	1,404	¥ 3,768	¥ 430
Changes in operating assets and liabilities:
Accounts receivable	$ (10,227)	¥ (66,249)	¥ (9,803)	(7,974)
Amount due from related parties				8,414
Inventories	$ (52,499)	¥ (340,076)	¥ (429,523)	(109,649)
Advance to suppliers	(8,426)	(54,585)	82,649	(115,554)
Prepayments and other assets	10,905	70,635	(150,721)	669
Accounts payable	$ 20,321	¥ 131,635	348,822	298,656
Amount due to related parties			(1,706)	991
Advance from customers	$ 5,482	¥ 35,510	40,291	(7,958)
Tax payable	2,759	17,872	(15,556)	73,029
Accrued expenses and other current liabilities	(3,656)	(23,684)	78,276	18,755
Net cash provided by operating activities	23,386	151,497	422,444	524,750
Cash flows from investing activities:
Purchases of short-term investments	(429,390)	(2,781,500)	(3,684,484)	(31,000)
Maturity of short-term investments	$ 764,542	¥ 4,952,547	1,170,620	¥ 31,000
Issuances of loans to suppliers			(19,730)
Repayment of loans from suppliers	$ 1,621	¥ 10,500	4,230
Purchases of property, equipment and software	$ (5,639)	¥ (36,527)	(40,129)	¥ (28,753)
Business acquisition payment, net of cash acquired			¥ (6,222)
Purchase of long-term investment	$ (4,738)	¥ (30,690)
Purchase of investment in security	(26,651)	(172,639)
Purchase of convertible loan	(86,140)	(558,000)
Net cash provided by/(used in) investing activities	$ 213,605	¥ 1,383,691	¥ (2,575,715)	¥ (28,753)
Cash flows from financing activities:
Issuance of ordinary shares upon IPO			¥ 2,474,122
Repurchase of vested options				¥ (5,236)
Repurchase of ordinary shares	$ (137)	¥ (890)
Proceeds from exercises of share options	1,510	9,779	¥ 2,856
Proceeds from short-term bank loans	1,159	7,507	¥ 9,724
Proceeds from long-term bank loans	553	3,579
Payback of short-term borrowing	(2,380)	(15,420)
Payback of long-term borrowing	(21)	(138)
Net cash provided by/(used in) financing activities	684	4,417	¥ 2,486,702	¥ (5,236)
Effect of exchange rate changes on cash and cash equivalents	1,938	12,555	(512)	110
Net increase in cash and cash equivalents	239,613	1,552,160	332,919	490,871
Cash and cash equivalents at the beginning of the period	156,245	1,012,127	679,208	188,337
Cash and cash equivalents at the end of the period	395,858	2,564,287	1,012,127	679,208
Supplemental disclosures of cash flow information:
Cash paid for income taxes	11,094	71,867	¥ 128,053	¥ 42,957
Cash paid for interest	$ 85	¥ 548
Non-cash supplemental investing and financing activities:
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares			¥ 175
Conversion of preferred shares upon IPO			¥ 110,235